SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Accumulated deficit	$ 5,766,914		$ 5,766,914		$ 5,508,297	$ 5,256,887
Cash equivalents	0		0		0	0
Advance deposits	0		0		13,357	2,611
Advance deposit liability						0
Depreciation expenses	0	$ 0	0	$ 0	0	0
Advertising costs	$ 0	0	$ 0	0	$ 0	$ 0
Anti-dilutive securities					0	0
Preferred stock, shares outstanding	2,000,000		2,000,000		2,000,000	2,000,000
Cash, FDIC insured amount	$ 250,000		$ 250,000		$ 250,000
Allowances for sales returns and doubtful accounts	0	0	0	0
Stock-based compensation for shares issued to consultants	29,375	$ 0	33,882
Income tax payable	$ 0		$ 0		$ 0
Dilutive securities	0	0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Service [Member]
Product Information [Line Items]
Concentration risk percentage					32.00%	68.00%
Two Major Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage			95.00%		66.00%	66.00%
Two Major Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage			95.00%	95.00%	30.00%	22.00%
Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage					58.00%	32.00%
Series A Preferred Stock [Member]
Product Information [Line Items]
Anti-dilutive securities			2,000,000	2,000,000
Preferred stock, shares outstanding					2,000,000	2,000,000
Minimum [Member]
Product Information [Line Items]
Intangible asset, useful lives	10 years		10 years		10 years
Maximum [Member]
Product Information [Line Items]
Intangible asset, useful lives	20 years		20 years		20 years
Computer Equipment [Member]
Product Information [Line Items]
Useful lives	5 years		5 years		5 years